[LETTERHEAD OF WILLKIE FARR & GALLAGHER]

VIA EDGAR

September 26, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	FAM Variable Series Funds, Inc. File No. 2-74452

Ladies and Gentlemen:

On behalf of FAM Variable Series Funds, Inc. (the “Company”), and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 (the “1934 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “Commission”) a preliminary proxy statement and form of proxy for a special meeting of shareholders of Mercury Large Cap Value V.I. Fund (the “Fund”), a series of the Company, scheduled for October 30, 2006. Please be advised, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, that we propose to prepare definitive materials and mail those materials to shareholders of the Fund on the earliest date practicable. We would therefore appreciate receiving any comments of the Commission’s staff on the enclosed preliminary proxy materials as soon as possible so as to facilitate these arrangements.

If you have any questions or comments on this filing, please do not hesitate to contact me at (212) 728-8681.

Very truly yours,

/s/ Jack D. Cohen
Jack D. Cohen

Enclosures

cc:	Maria Gattuso, Willkie Farr & Gallagher LLP Edward Gizzi, Willkie Farr & Gallagher LLP Alice A. Pellegrino, Merrill Lynch Investment Managers, L.P.